ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments
May 31, 2023 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS - 96.60%
Allegheny County Hospital Development Authority
5.000%, 07/15/2028	$345,000	$371,334
5.000%, 07/15/2031	200,000	219,167
Anaheim Public Financing Authority
0.000%, 09/01/2031	170,000	125,746
Bartow County Development Authority
2.875%, 08/01/2043 (a)	135,000	130,668
Bay Area Toll Authority
4.000%, 04/01/2032	145,000	150,011
Black Belt Energy Gas District
4.000%, 07/01/2052 (a)	20,000	19,923
Board of Regents of the University of Texas System
5.000%, 08/15/2025	85,000	88,350
California State Public Works Board
5.000%, 12/01/2024	320,000	327,878
Canadian County Educational Facilities Authority
3.000%, 09/01/2029	175,000	173,171
Central Florida Expressway Authority
5.000%, 07/01/2028	170,000	186,946
Central Puget Sound Regional Transit Authority
5.000%, 11/01/2024	170,000	174,349
5.000%, 11/01/2030	245,000	281,739
City & County of Honolulu HI
5.000%, 03/01/2031	95,000	108,213
City of Dallas TX
5.000%, 02/15/2031	200,000	228,486
City of Houston TX Airport System Revenue
5.000%, 07/01/2029	220,000	240,248
City of New York NY
5.000%, 08/01/2029	265,000	279,935
5.000%, 08/01/2030	150,000	169,708
5.000%, 12/01/2032	90,000	95,634
City of San Antonio TX Electric & Gas Systems Revenue
5.000%, 02/01/2025	225,000	231,225
5.000%, 02/01/2032	95,000	99,707
Cleveland County Independent School District No 2 Moore
3.000%, 03/01/2025	115,000	114,150
Commonwealth of Massachusetts
5.250%, 09/01/2024	280,000	287,191
Commonwealth of Pennsylvania
5.000%, 10/01/2024	370,000	378,558
3.000%, 03/15/2030	70,000	69,137
5.000%, 08/15/2032	420,000	436,281
Connecticut State Health & Educational Facilities Authority
5.000%, 07/01/2029	160,000	181,262
County of Clark NV
5.000%, 07/01/2026	120,000	126,742
County of Harris TX
5.000%, 08/15/2030	410,000	433,946
County of Harris TX Toll Road Revenue
5.000%, 08/15/2027	220,000	237,139
County of King WA Sewer Revenue
5.000%, 07/01/2024	200,000	203,733
4.000%, 07/01/2030	290,000	297,678
County of Manatee FL Public Utilities Revenue
5.000%, 10/01/2032	200,000	235,599
County of Montgomery MD
5.000%, 11/01/2028	105,000	107,584
County of Prince George's MD
5.000%, 09/15/2029	95,000	107,570
County of Wake NC
5.000%, 05/01/2030	95,000	108,929
Curators of the University of Missouri
5.000%, 11/01/2030	250,000	287,670
Dallas College
5.000%, 02/15/2030	35,000	39,679
Dallas Fort Worth International Airport
5.000%, 11/01/2031	55,000	63,595
District of Columbia
5.000%, 10/15/2025	290,000	302,843
5.000%, 06/01/2026	150,000	155,321
5.000%, 10/15/2028	250,000	277,283
Energy Northwest
5.000%, 07/01/2026	150,000	152,687
Ernest N Morial New Orleans Exhibition Hall Authority
5.000%, 07/15/2029	200,000	222,555
Florida Department of Management Services
5.000%, 11/01/2028	295,000	326,085
Georgia State Road & Tollway Authority
5.000%, 06/01/2030	165,000	188,011
Hillsborough County School Board
5.000%, 07/01/2029	355,000	391,466
Houston County Health Care Authority
5.000%, 10/01/2030	135,000	137,304
Illinois Finance Authority
5.000%, 07/01/2027	225,000	240,844
Illinois State Toll Highway Authority
5.000%, 01/01/2030	150,000	168,356
Indiana Finance Authority
5.000%, 06/01/2028	125,000	133,552
Intermountain Power Agency
5.000%, 07/01/2031	320,000	371,126
Iowa Finance Authority
5.000%, 08/01/2032	250,000	290,180
JEA Water & Sewer System Revenue
5.000%, 10/01/2028	160,000	173,921
Johnson County Unified School District No 233 Olathe
2.250%, 09/01/2026	405,000	386,828
Kendall Kane & Will Counties Community Unit School District No 308
5.000%, 02/01/2029	125,000	137,819
Kentucky Asset Liability Commission
5.000%, 09/01/2026	410,000	417,017
Los Angeles Department of Water & Power
5.000%, 07/01/2026	200,000	212,691
Louisville/Jefferson County Metropolitan Government
5.000%, 10/01/2047 (a)	110,000	117,322
Lower Colorado River Authority
5.000%, 05/15/2028	200,000	218,795
Maricopa County Industrial Development Authority
5.000%, 01/01/2033	190,000	199,836
Maryland Stadium Authority Built to Learn Revenue
5.000%, 06/01/2025	175,000	180,420
Massachusetts Development Finance Agency
5.000%, 07/01/2050 (a)	70,000	77,377
Massachusetts Housing Finance Agency
3.350%, 06/01/2027	265,000	262,824
3.050%, 12/01/2027	520,000	511,995
Metropolitan Atlanta Rapid Transit Authority
5.000%, 07/01/2026	200,000	212,023
Michigan Finance Authority
5.000%, 07/01/2031	50,000	50,672
Michigan State Building Authority
5.000%, 10/15/2030	200,000	213,448
Municipal Improvement Corp. of Los Angeles
5.000%, 11/01/2028	190,000	204,328
New Jersey Economic Development Authority
3.125%, 07/01/2031	255,000	248,868
New Jersey Educational Facilities Authority
4.000%, 07/01/2028	790,000	797,344
New Jersey Transportation Trust Fund Authority
5.000%, 12/15/2031	100,000	109,270
5.000%, 06/15/2032	200,000	226,152
New Jersey Turnpike Authority
5.000%, 01/01/2027	145,000	154,781
5.000%, 01/01/2031	475,000	516,442
5.000%, 01/01/2033	90,000	97,689
New York City Housing Development Corp.
0.600%, 05/01/2061 (a)	80,000	73,569
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2027	230,000	248,436
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 08/01/2024	385,000	392,781
5.000%, 08/01/2024	390,000	397,883
New York State Dormitory Authority
5.000%, 02/15/2032	235,000	254,400
5.000%, 03/15/2032	165,000	187,839
New York State Thruway Authority
5.000%, 01/01/2028	425,000	435,907
New York State Urban Development Corp.
5.000%, 03/15/2029	155,000	173,204
North East Independent School District/TX
2.200%, 08/01/2049 (a)	255,000	250,213
Ohio Water Development Authority
5.000%, 06/01/2027	175,000	188,967
Oklahoma Water Resources Board
5.000%, 04/01/2026	100,000	105,391
Parish of St John the Baptist LA
2.375%, 06/01/2037 (a)	25,000	23,646
School Board of Miami-Dade County
3.250%, 02/01/2033	235,000	230,598
Seattle Housing Authority
1.000%, 06/01/2026	225,000	204,726
State of California
5.000%, 11/01/2028	155,000	172,814
3.500%, 09/01/2032	100,000	99,859
5.000%, 11/01/2032	210,000	211,181
State of Connecticut Special Tax Revenue
5.000%, 07/01/2027	125,000	134,912
5.000%, 05/01/2031	65,000	73,635
State of Florida
5.000%, 06/01/2027	245,000	265,132
5.000%, 06/01/2030	105,000	120,723
5.000%, 06/01/2031	15,000	17,493
State of Georgia
3.000%, 02/01/2030	35,000	34,646
5.000%, 07/01/2031	225,000	247,966
2.500%, 02/01/2033	10,000	9,140
State of Hawaii
4.000%, 10/01/2031	55,000	56,224
State of Illinois
5.000%, 11/01/2025	50,000	51,623
5.000%, 11/01/2028	45,000	47,951
5.000%, 03/01/2031	45,000	49,951
State of Kansas Department of Transportation
5.000%, 09/01/2026	355,000	369,472
State of Maryland
5.000%, 08/01/2025	175,000	182,056
5.000%, 08/01/2029	210,000	237,257
5.000%, 08/01/2031	245,000	286,424
State of Maryland Department of Transportation
4.000%, 10/01/2030	735,000	784,482
State of Michigan
5.000%, 03/15/2026	190,000	200,106
State of Michigan Trunk Line Revenue
5.000%, 11/15/2031	140,000	163,446
State of Nevada Highway Improvement Revenue
3.000%, 12/01/2029	780,000	781,358
State of New Mexico
5.000%, 03/01/2025	35,000	36,108
State of New Mexico Severance Tax Permanent Fund
4.000%, 07/01/2024	260,000	261,839
State of North Carolina
5.000%, 03/01/2028	620,000	637,751
5.000%, 05/01/2031	125,000	144,612
State of Ohio
5.000%, 08/01/2025	120,000	124,711
State of Oregon
5.000%, 05/01/2028	265,000	291,195
State of Washington
5.000%, 06/01/2029	200,000	224,690
State of Wisconsin
5.000%, 05/01/2031	105,000	121,797
Tennessee Energy Acquisition Corp.
4.000%, 11/01/2049 (a)	20,000	19,918
Triborough Bridge & Tunnel Authority
0.000%, 11/15/2030	135,000	102,951
Trinity River Authority Central Regional Wastewater System Revenue
5.000%, 08/01/2029	315,000	350,963
Trust for Cultural Resources of The City of New York
5.000%, 07/01/2031	50,000	58,146
Utility Debt Securitization Authority
5.000%, 06/15/2027	145,000	150,374
Virginia College Building Authority
5.000%, 02/01/2025	210,000	216,327
5.000%, 02/01/2031	275,000	318,688
Virginia Public School Authority
5.000%, 08/01/2028	280,000	290,991
West Virginia Commissioner of Highways
5.000%, 09/01/2025	200,000	207,316
TOTAL MUNICIPAL BONDS (Cost $28,403,134)		27,828,144

	Shares
EXCHANGE TRADED FUNDS - 1.01%
iShares National Muni Bond ETF	2,725	289,858
TOTAL EXCHANGE TRADED FUNDS (Cost $292,369)		289,858

SHORT-TERM INVESTMENTS - 3.87%
First American Government Obligations Fund, Class X, 4.965% (b)	1,115,253	1,115,253
TOTAL SHORT-TERM INVESTMENTS (Cost $1,115,253)		1,115,253

Total Investments (Cost $29,810,756) - 101.48%		29,233,255
Liabilities in Excess of Other Assets - (1.48)%		(425,915)
TOTAL NET ASSETS - 100.00%		$28,807,340

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2023.
(b)	The rate shown represents the seven day yield at May 31, 2023.

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at May 31, 2023

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2023.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$27,828,144	$-	$27,828,144
Total Fixed Income Securities	-	27,828,144	-	27,828,144
Exchange-Traded Funds	289,858	-	-	289,858
Money Market Funds	1,115,253	-	-	1,115,253
Total Investments in Securities	$1,405,111	$27,828,144	$-	$29,233,255

The Fund did not hold any Level 3 securities during the period ended May 31, 2023.